Related Party Transactions (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2020	Jul. 31, 2019	Sep. 10, 2018	Mar. 26, 2018
Related Party Transaction [Line Items]
Sale of stock price per share				$ 0.10
Common stock, shares issued	34,097	28,677
Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Related Party Transaction [Line Items]
Amount paid to related party	$ 20,000	$ 30,000
Three Directors [Member]
Related Party Transaction [Line Items]
Sale of stock price per share						$ 0.83
Common stock, shares issued						200
Convertible Debt [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Conversion price			$ 0.13
Interest rate			8.00%
Promissory Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Conversion price	$ 0.40	$ 0.40
Interest rate	7.50%
Promissory Notes [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt					$ 100,000
Promissory Notes [Member] | Convertible Debt [Member] | Stacie Wilf [Member]
Related Party Transaction [Line Items]
Debt					$ 100,000
Promissory Notes [Member] | Convertible Debt [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Conversion price					$ 0.40
Debt					$ 400,000
Promissory Notes [Member] | Convertible Debt [Member] | Mr. Paul Rosenbaum [Member]
Related Party Transaction [Line Items]
Debt					100,000
Promissory Notes [Member] | Convertible Debt [Member] | Lewis Titterton [Member]
Related Party Transaction [Line Items]
Debt					100,000
Promissory Notes [Member] | Convertible Debt [Member] | Two Non-Employee Directors [Member]
Related Party Transaction [Line Items]
Debt					$ 100,000
Promissory Notes [Member] | Unsecured Note [Member]
Related Party Transaction [Line Items]
Interest rate	18.00%
Promissory Notes [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Related Party Transaction [Line Items]
Amount paid to related party		$ 60,000
Secured notes payable	$ 900,000